2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
The Company provides for depreciation over the assets' estimated useful lives as follows:
Machinery & equipment	4 years
Computer equipment	3 years
Office furniture	4 years
Leasehold improvements	Lesser of lease life or economic life
Capital leases	Lesser of lease life or economic life

Company identified the following assets and liabilities
	Fair Value As of	Fair Value Measurements at June 30, 2012 Using Fair Value Hierarchy
Derivative Liabilities	June 30, 2012	Level 1	Level 2	Level 3
Warrant derivative liabilities	$1,178,896	$–	1,178,896	–
Embedded conversion option liabilities	191,770	–	191,770	–
	$1,370,666	$–	1,370,666	–

Company's concentrations
Three Months Ended		Six Months Ended
	June 30,		June 30,
	2012	2011	2012	2011
Exeter Life Sciences, Inc.	*	20%	*	20%
START Licensing, Inc.	*	16%	*	16%
International Stem Cell Corporation	74%	24%	59%	24%
CHA Biotech and SCRMI	15%	21%	24%	21%
Lifeline	*	11%	12%	11%